Average Annual Total Returns			12 Months Ended	36 Months Ended	45 Months Ended			49 Months Ended	60 Months Ended	90 Months Ended	99 Months Ended
		Nov. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[1],[2]	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index ex USA (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World Index ex USA (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.53%						4.10%	4.74%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			23.81%						13.86%		14.28%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			25.02%	9.55%			13.04%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			11.54%				0.93%
Abacus FCF Small Cap Leaders Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Abacus FCF Small Cap Leaders Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			9.40%		8.54%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index
Average Annual Return, Percent			25.02%					13.85%
Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			33.36%					15.03%
Abacus FCF Innovation Leaders Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Abacus FCF Innovation Leaders Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			32.57%					13.21%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1.25%					(2.06%)
Abacus Flexible Bond Leaders Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	Abacus Flexible Bond Leaders Index1 (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		4.20%					(0.88%)
S&P Real Assets Equity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Real Assets Equity Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			3.82%	0.78%
Abacus FCF Real Assets Leaders Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Abacus FCF Real Assets Leaders Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			6.94%	11.61%
Abacus FCF International Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.55%						4.44%	4.44%
Performance Inception Date		Jun. 27, 2017
Abacus FCF International Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.36%						3.95%	4.08%
Abacus FCF International Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			1.00%						3.70%	3.70%
Abacus FCF Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.25%						13.91%		14.59%
Performance Inception Date		Sep. 27, 2016
Abacus FCF Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			18.04%						13.20%		14.09%
Abacus FCF Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			10.94%						11.03%		12.05%
Abacus FCF Small Cap Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.29%				6.95%
Performance Inception Date	[1]	Mar. 18, 2021
Abacus FCF Small Cap Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Abacus FCF Small Cap Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Abacus FCF Innovation Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			31.92%					11.69%
Performance Inception Date		Dec. 07, 2020
Abacus FCF Innovation Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			31.52%					10.98%
Abacus FCF Innovation Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			19.18%					8.96%
Abacus Flexible Bond Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.32%					(0.17%)
Performance Inception Date		Dec. 07, 2020
Abacus Flexible Bond Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.52%)					(2.69%)
Abacus Flexible Bond Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.12%					(1.17%)
Abacus FCF Real Assets Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.21%	12.05%
Performance Inception Date		Dec. 31, 2021
Abacus FCF Real Assets Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.42%	9.64%
Abacus FCF Real Assets Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			5.56%	8.79%

[1]	The Predecessor Account commenced investment operations on March 18, 2021.
[2]	2.The performance for the Abacus FCF Small Cap Leaders Index is provided as of 3/31/2021 as the Index does not have daily performance data prior to that date.
[3]	Because the Underlying Index did not reposition until June 6, 2025, which is after the date of the Average Annual Total Returns presented above, the information provided is for the Underlying Index prior to the Repositioning, which was formerly known as the Abacus Tactical High Yield Index.